UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.0%
	Common Stocks — 98.0%
	Aerospace & Defense — 0.7%
45	Precision Castparts Corp.	2,687

	Airlines — 0.5%
334	Delta Air Lines, Inc. (a)	1,880

	Biotechnology — 3.7%
96	Celgene Corp. (a)	4,245
134	Gilead Sciences, Inc. (a) (c)	6,197
67	Myriad Genetics, Inc. (a)	3,065

		13,507

	Capital Markets — 4.6%
53	Goldman Sachs Group, Inc. (The)	5,587
115	Investment Technology Group, Inc. (a)	2,945
86	Lazard Ltd., (Bermuda), Class A	2,537
54	Northern Trust Corp.	3,225
83	T. Rowe Price Group, Inc. (c)	2,407

		16,701

	Chemicals — 3.0%
143	Ecolab, Inc.	4,977
92	Praxair, Inc.	6,157

		11,134

	Commercial Services & Supplies — 4.4%
457	Corrections Corp. of America (a)	5,848
80	Stericycle, Inc. (a)	3,823
246	Waste Connections, Inc. (a)	6,311

		15,982

	Communications Equipment — 5.3%
223	Cisco Systems, Inc. (a)	3,741
157	CommScope, Inc. (a)	1,785
117	F5 Networks, Inc. (a)	2,443
165	QUALCOMM, Inc.	6,401
56	Research In Motion Ltd., (Canada) (a)	2,390
123	ViaSat, Inc. (a)	2,569

		19,329

	Computers & Peripherals — 6.0%
69	Apple, Inc. (a) (m)	7,280
124	International Business Machines Corp.	11,966
184	NetApp, Inc. (a)	2,730

		21,976

	Construction & Engineering — 1.4%
102	Aecom Technology Corp. (a) (m)	2,665
88	Shaw Group, Inc. (The) (a)	2,423

		5,088

	Distributors — 0.8%
215	LKQ Corp. (a)	3,064

	Diversified Consumer Services — 1.8%
72	DeVry, Inc.	3,469
163	Lincoln Educational Services Corp. (a)	2,992

		6,461

	Diversified Financial Services — 0.8%
175	MSCI, Inc., Class A (a)	2,958

	Diversified Telecommunication Services — 1.4%
565	tw telecom, inc. (a)	4,946

	Electrical Equipment — 1.4%
13	First Solar, Inc. (a) (c)	1,778
78	Roper Industries, Inc.	3,328

		5,106

	Electronic Equipment, Instruments & Components — 1.7%
127	Amphenol Corp., Class A (m)	3,627
73	Dolby Laboratories, Inc., Class A (a)	2,503

		6,130

	Energy Equipment & Services — 1.4%
143	Cameron International Corp. (a)	3,129
134	ShawCor Ltd., (Canada), Class A	2,063

		5,192

	Food & Staples Retailing — 2.8%
94	CVS/Caremark Corp.	2,590
145	Wal-Mart Stores, Inc.	7,544

		10,134

	Food Products — 0.9%
63	General Mills, Inc.	3,137

	Health Care Equipment & Supplies — 0.6%
80	Thoratec Corp. (a)	2,053

	Health Care Providers & Services — 3.7%
81	Aetna, Inc. (m)	1,978
82	DaVita, Inc. (a)	3,608
184	Gentiva Health Services, Inc. (a)	2,789
82	Humana, Inc. (a)	2,126
139	VCA Antech, Inc. (a)	3,125

		13,626

	Health Care Technology — 1.5%
75	Cerner Corp. (a) (c)	3,285
158	MedAssets, Inc. (a)	2,251

		5,536

	Hotels, Restaurants & Leisure — 3.6%
106	Darden Restaurants, Inc.	3,638
127	Jack in the Box, Inc. (a)	2,965
157	Penn National Gaming, Inc. (a)	3,789
115	Tim Hortons, Inc., (Canada)	2,928

		13,320

	Industrial Conglomerates — 0.5%
96	Carlisle Cos., Inc.	1,890

	Insurance — 5.1%
160	ACE Ltd., (Switzerland)	6,468
68	AON Corp. (m)	2,772
224	Fidelity National Financial, Inc.	4,374
198	HCC Insurance Holdings, Inc.	4,977

		18,591

	Internet & Catalog Retail — 1.5%
76	Amazon.com, Inc. (a) (m)	5,589

	Internet Software & Services — 4.9%
248	Akamai Technologies, Inc. (a) (m)	4,807
55	Equinix, Inc. (a) (c)	3,111
28	Google, Inc., Class A (a)	9,850

		17,768

	IT Services — 2.2%
27	MasterCard, Inc., Class A (c)	4,472
186	SAIC, Inc. (a)	3,478

		7,950

	Life Sciences Tools & Services — 2.0%
160	Icon plc, (Ireland), ADR (a)	2,590
123	Illumina, Inc. (a) (c)	4,562

		7,152

	Machinery — 0.7%
102	Wabtec Corp.	2,683

	Media — 1.8%
210	Discovery Communications, Inc., Class A (a)	3,363
111	John Wiley & Sons, Inc., Class A	3,308

		6,671

	Multiline Retail — 1.1%
97	Kohl’s Corp. (a)	4,092

	Oil, Gas & Consumable Fuels — 4.9%
74	Apache Corp. (m)	4,749
156	Concho Resources, Inc. (a)	3,982
275	Forest Oil Corp. (a)	3,616
42	Noble Energy, Inc.	2,242
116	Southwestern Energy Co. (a)	3,447

		18,036

	Pharmaceuticals — 3.5%
143	Abbott Laboratories (m)	6,836
134	Teva Pharmaceutical Industries Ltd., (Israel), ADR	6,050

		12,886

	Professional Services — 1.0%
75	FTI Consulting, Inc. (a) (c)	3,701

	Road & Rail — 1.7%
189	Landstar System, Inc.	6,322

	Semiconductors & Semiconductor Equipment — 4.1%
156	Broadcom Corp., Class A (a) (c)	3,109
61	Lam Research Corp. (a)	1,387
260	Marvell Technology Group Ltd., (Bermuda) (a)	2,381
201	Microsemi Corp. (a)	2,327
342	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	3,059
148	Xilinx, Inc.	2,841

		15,104

	Software — 5.9%
452	Amdocs Ltd., (United Kingdom) (a)	8,366
104	Blackboard, Inc. (a)	3,285
296	Microsoft Corp.	5,439
238	Nuance Communications, Inc. (a) (c)	2,587
65	Sybase, Inc. (a) (c)	1,960

		21,637

	Specialty Retail — 3.4%
80	Advance Auto Parts, Inc. (m)	3,266
283	American Eagle Outfitters, Inc. (m)	3,463
200	J Crew Group, Inc. (a) (c)	2,640
61	Sherwin-Williams Co. (The) (c)	3,165

		12,534

	Textiles, Apparel & Luxury Goods — 0.6%
136	Under Armour, Inc., Class A (a) (c)	2,234

	Wireless Telecommunication Services — 1.1%
110	Leap Wireless International, Inc. (a)	3,832

	Total Long-Term Investments (Cost $406,312)	358,619

	Short-Term Investment — 2.2%
	Investment Company — 2.2%
7,911	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l) (m) (Cost $7,911)	7,911

	Investments of Cash Collateral for Securities on Loan — 8.7%
	Investment Company — 8.7%
31,784	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $31,784)	31,784

	Total Investments — 108.9% (Cost $446,007)	398,314
	Liabilities in Excess of Other Assets — (8.9)%	(32,563)

	NET ASSETS — 100.0%	$365,751

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR —	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,853
Aggregate gross unrealized depreciation	(62,546)

Net unrealized appreciation/depreciation	$(47,693)

Federal income tax cost of investments	$446,007

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 398,314	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 398,314	$ —

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 22, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 22, 2009